ACQUISITION OF APEX (Tables)	9 Months Ended
Sep. 30, 2012
Business Acquisition [Line Items]
Schedule of proforma financial information of Apex and Illume Mobile

	Three Months ended September 30,		Nine Months ended September 30,
	2012	2011	2012	2011

Net revenues	$18,669	$17,258	$56,346	$44,867
Net loss attributable to common shareholders	$(1,446)	$(706)	$(5,312)	$(7,539)

Net loss per share - basic and fully-diluted	$(0.18)	$(0.08)	$(0.69)	$(1.17)

APEX
Business Acquisition [Line Items]
Schedule of fair value of the assets acquired and liabilities assumed

Assets acquired:
Accounts receivable	$242,992
Due from related party	411,926
Other current assets	63,456
Property and equipment	29,780
Intangible assets	4,465,890
Goodwill	2,448,969
Total assets	7,663,013

Liabilities assumed:
Accounts payable and other accrued liabilities	194,721
Unearned revenue	297,518
Deferred tax liability	1,183,927
Total liabilities assumed	1,676,166
Net assets acquired	$5,986,847

Purchase consideration:
Cash paid at closing	$4,801,000
Earn out consideration	1,185,847
Total purchase consideration	$5,986,847

Schedule of fair value of the intangible assets acquired and the estimated useful lives over which they are being amortized

	Fair Value	Estimated Useful Life

Customer relationships	$1,536,320	9 years
ApexWare software	2,483,077	3.5 years
Trade name	432,090	7 years
Covenant not to compete	14,403	1 year

	$4,465,890